COMMITMENTS, CONTINGENCIES AND GUARANTEES - Guarantees (Details) CAD in Millions	Dec. 31, 2016 CAD	Dec. 31, 2015 CAD guarantee
Guarantees
Number of guarantees without a termination date | guarantee		1
Contingent financial obligation
Guarantees
Potential Exposure	CAD 980	CAD 227
Carrying Value	82	26
Contingent financial obligation | Sur de Texas
Guarantees
Potential Exposure	805	0
Carrying Value	53	0
Contingent financial obligation | Bruce Power
Guarantees
Potential Exposure	88	88
Carrying Value	1	2
Contingent financial obligation | Other jointly owned entities
Guarantees
Potential Exposure	87	139
Carrying Value	CAD 28	CAD 24